STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Disclosure of significant measurement estimates to determine fair value of stock-based compensation	The table below shows the weighted average fair value of stock options granted during 2024 and 2023 and the principal assumptions used in applying the Black-Scholes model for granted options to determine their fair value at the grant date.

	Years ended December 31
	2024	2023

Weighted average fair value	$8.08	$12.07

Risk-free interest rate	3.4%	3.4%
Dividend yield	3.6%	3.2%
Volatility of Class B Non-Voting Shares	24.2%	23.4%
Weighted average expected life	5.4 years	5.5 years

Disclosure of stock-based compensation expense
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2024	2023

Stock options	(58)	24
Restricted share units	20	32
Deferred share units	(10)	2
Equity derivative effect, net of interest receipt	102	7

Total stock-based compensation expense	54	65

Disclosure of number and weighted average exercise prices of share options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2024		Year ended December 31, 2023
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	10,593,645	$63.88	9,860,208	$63.58
Granted	353,105	$61.39	1,594,879	$64.86
Exercised	(153,615)	$53.04	(329,877)	$54.90
Forfeited	(1,085,288)	$64.44	(531,565)	$66.92

Outstanding, end of year	9,707,847	$63.89	10,593,645	$63.88

Exercisable, end of year	6,135,190	$63.69	4,749,678	$62.86

Disclosure of range of exercise prices of outstanding share options
Below is a summary of the range of exercise prices, the weighted average exercise price, and the weighted average remaining contractual life as at December 31, 2024.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$44.97 - $44.99	75,055	0.17	$44.97	75,055	$44.97
$45.00 - $49.99	119,082	1.16	$49.95	119,082	$49.95
$55.00 - $59.99	1,446,572	5.16	$58.46	1,226,855	$58.46
$60.00 - $64.99	2,537,699	5.04	$62.29	1,691,760	$62.49
$65.00 - $69.99	4,768,804	6.79	$65.58	2,261,803	$65.65
$70.00 - $73.00	760,635	3.58	$73.00	760,635	$73.00

	9,707,847	5.72	$63.89	6,135,190	$63.69

Disclosure of number and weighted average exercise prices of other equity instruments
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2024	2023

Outstanding, beginning of year	2,551,728	2,402,489
Granted and reinvested dividends	1,246,949	1,518,926
Exercised	(943,096)	(856,212)
Forfeited	(407,357)	(513,475)

Outstanding, end of year	2,448,224	2,551,728
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2024	2023

Outstanding, beginning of year	956,410	1,139,884
Granted and reinvested dividends	231,590	80,510
Exercised	(279,098)	(259,441)
Forfeited	(224)	(4,543)

Outstanding, end of year	908,678	956,410